CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Gathering services and related fees	$ 239,595,000	$ 197,174,000	$ 145,463,000
Natural gas, NGLs and condensate sales	97,094,000	88,185,000	22,825,000
Other revenues	16,446,000	11,454,000	6,135,000
Total revenues	353,135,000	296,813,000	174,423,000
Costs and expenses:
Cost of natural gas and NGLs	52,847,000	41,164,000	3,224,000
Operation and maintenance	88,927,000	77,114,000	53,882,000
General and administrative	38,269,000	32,273,000	22,182,000
Transaction costs	730,000	2,841,000	2,025,000
Depreciation and amortization	87,349,000	70,574,000	36,674,000
Loss on asset sales, net	442,000	113,000	0
Goodwill impairment	54,199,000	0	0
Long-lived asset impairment	5,505,000	0	0
Total costs and expenses	328,268,000	224,079,000	117,987,000
Other income	1,189,000	5,000	9,000
Interest expense	(40,159,000)	(19,173,000)	(7,340,000)
Affiliated interest expense	0	0	(5,426,000)
(Loss) income before income taxes	(14,103,000)	53,566,000	43,679,000
Income tax expense	(631,000)	(729,000)	(682,000)
Net (loss) income	(14,734,000)	52,837,000	42,997,000
Less: net income attributable to the pre-IPO period	0	0	24,112,000
Less: net income attributable to Summit Investments	9,258,000	9,253,000	1,271,000
Net (loss) income attributable to SMLP	(23,992,000)	43,584,000	17,614,000
Less: net (loss) income attributable to general partner, including IDRs	3,125,000	1,035,000	352,000
Net (loss) income attributable to limited partners	$ (27,117,000)	$ 42,549,000	17,262,000
Weighted-average limited partner units outstanding
Cash distributions declared per common unit (in dollars per unit)	$ 2.04	$ 1.725
Common units
Costs and expenses:
Net (loss) income attributable to limited partners	$ (16,324,000)	$ 23,227,000	$ 8,632,000
(Loss) earnings per limited partner unit
Basic (in dollars per share)	$ (0.49)	$ 0.86	$ 0.35
Diluted (in dollars per share)	$ (0.49)	$ 0.86	$ 0.35
Weighted-average limited partner units outstanding
Basic (shares)	33,311	26,951	24,412
Diluted (shares)	33,311	27,101	24,544
Subordinated Units
Costs and expenses:
Net (loss) income attributable to limited partners	$ (10,793,000)	$ 19,322,000	$ 8,630,000
(Loss) earnings per limited partner unit
Basic (in dollars per share)	$ (0.44)	$ 0.79	$ 0.35
Diluted (in dollars per share)	$ (0.44)	$ 0.79	$ 0.35
Weighted-average limited partner units outstanding
Basic (shares)	24,410	24,410	24,410
Diluted (shares)	24,410	24,410	24,410